Consolidated Statements of Shareholders’ Equity Statement - USD ($) $ in Thousands	Total	Ordinary shares	Deferred Shares	Deferred B shares	Deferred C Shares	Common shares Ordinary shares	Common shares Deferred Shares	Common shares Deferred B shares	Common shares Deferred C Shares	Additional Paid in Capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance at Sep. 30, 2016	$ 30,687					$ 0	$ 0	$ 0	$ 0	$ 63,513	$ (4,651)	$ (28,175)
Beginning balance (shares) at Sep. 30, 2016						13,921,544	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized loss on foreign currency translation	802
Net loss	(19,727)
Ending, balance at Sep. 30, 2017	$ 142,601					$ 1	$ 0	$ 0	$ 0	194,351	(3,849)	(47,902)
Ending balance (shares) at Sep. 30, 2017	29,962,741					29,962,742	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares, net of issuance costs	$ 156,803					$ 1		$ 118		156,802
Issuance, net of issuance cost (shares)						10,183,440	34,425	88,893,548	1
Share-based compensation expense	6,765									6,765
Unrealized loss on foreign currency translation	(6,071)										(6,071)
Net loss	(44,751)											(44,751)
Ending, balance at Sep. 30, 2018	$ 255,465					$ 2	$ 0	$ 118	$ 0	357,918	(9,920)	(92,653)
Ending balance (shares) at Sep. 30, 2018	129,074,156	40,146,182	34,425	88,893,548	1	40,146,182	34,425	88,893,548	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares, net of issuance costs	$ 3,393									3,393
Restricted shares - forfeited (shares)						(565)
Unrealized loss on foreign currency translation	(5,568)										(5,568)
Net loss	(20,648)											(20,648)
Ending, balance at Dec. 31, 2018	$ 232,642					$ 2	$ 0	$ 118	$ 0	361,311	(15,488)	(113,301)
Ending balance (shares) at Dec. 31, 2018	129,073,591	40,145,617	34,425	88,893,548	1	40,145,617	34,425	88,893,548	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares, net of issuance costs	$ 108,815									108,815
Issuance, net of issuance cost (shares)						4,830,000
Share-based compensation expense	30,386									30,386
Restricted shares - forfeited (shares)						(4,335)
Exercise of stock options	$ 48									48
Exercise of stock options (shares)	11,724					11,724
Unrealized loss on foreign currency translation	$ 6,797
Net loss	(123,849)											(123,849)
Ending, balance at Dec. 31, 2019	$ 254,839					$ 2	$ 0	$ 118	$ 0	$ 500,560	$ (8,691)	$ (237,150)
Ending balance (shares) at Dec. 31, 2019	133,910,980	44,983,006	34,425	88,893,548	1	44,983,006	34,425	88,893,548	1